Effects of Foreign Currency Options Designated as Cash Flow Hedges (Detail) (Cash Flow Hedging, Foreign Exchange Option, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging | Foreign Exchange Option
Fair Value, Option, Quantitative Disclosures [Line Items]
Loss recognized in other comprehensive (loss) - effective portion	$ (341)	$ (12,193)	$ (4,353)	$ (17,035)	$ (19,428)	$ (14,583)	$ (1,125)
Gain (loss) recognized in other income (expense) - ineffective portion					(864)	(239)	20
Loss recognized in other income (expense)- ineffective portion	(22)	(81)	(320)	(350)
Effect of derivative on consolidated financial statements					(20,292)	(14,822)	(1,105)
Amount reclassified from accumulated other comprehensive income (loss) into depreciation expense	$ 117		$ 117